Long Term Debt - Revolving Credit Facility - Additional Information (Detail) (Revolving Credit Facility [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Mar. 19, 2014
Debt Instrument [Line Items]
Senior secured revolving credit facility		$ 40,000,000
Credit Facility Margin	3.25%
Line of credit facility, unused capacity, commitment fee percentage	1.30%
Maturity date of credit facility	Oct. 01, 2018
Issuance date of debt instrument	Mar. 19, 2014
Amounts of Revolving Credit Facility drawn	0
Up to December 2015 [Member]
Debt Instrument [Line Items]
Cash Balance Of Financial Covenant Testing Period Description	Cash Balance financial covenant which is tested each six months, commencing June 30, 2014
Minimum cash balance	15,000,000
After December 2015 [Member]
Debt Instrument [Line Items]
Cash Balance Of Financial Covenant Testing Period Description	Cash Balance financial covenant which is tested each six months, commencing June 30, 2014
Minimum cash balance	$ 20,000,000